BALANCE SHEET - USD ($)	Jul. 31, 2025		Jan. 31, 2025
Current Assets
Cash	$ 252,240		$ 59,073
Total Current Assets	368,578		59,073
Deferred offering costs			149,313
Total Assets	87,312,564		208,386
Current liabilities
Accrued expenses	83,698		18,539
Accrued offering costs	278		3,063
Promissory note – related party			200,000
Total Current Liabilities	83,976		221,602
Shareholders’ Deficit
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 3,075,000 shares issued and outstanding	337	[1]	307	[2]
Additional paid-in capital	97,286		29,041
Accumulated deficit	245,293		(42,564)
Total Shareholders’ Deficit	342,916		(13,216)
Total Liabilities and Shareholders’ Deficit	$ 87,312,564		$ 208,386

[1]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).
[2]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).